Restricted net assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Statutory reserve and restricted net assets [Line Items]
Minimum portion of after tax profit to be allocated to general reserve under PRC law	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Restricted net assets	¥ 51,762,000	¥ 48,265,000
Restricted net assets, percent	5.00%	5.00%